Loans and Allowance for Credit Losses (Aging Analysis) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 667,144	¥ 695,854
1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	33,269	20,121
Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	28,603	14,499
Commercial | Current | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	324,632	266,915
Commercial | Current | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	90,234	108,618
Commercial | 1-3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	100	305
Commercial | 1-3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0	0
Commercial | Greater Than 3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	62	470
Commercial | Greater Than 3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0	0
Residential | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	11,403	16,094
Residential | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	603	948
Residential | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	121	214
Card | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	18,127	16,816
Card | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	4,034	4,270
Card | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	2,005	1,973
Krungsri | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	215,377	283,343
Krungsri | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	25,118	14,007
Krungsri | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	25,376	11,654
Other | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	7,371	4,068
Other | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	3,414	591
Other | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 1,039	¥ 188